Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Nov. 02, 2020	Feb. 28, 2020	Feb. 28, 2019	Feb. 28, 2018	Sep. 15, 2017	Feb. 28, 2017	Feb. 28, 2016	Feb. 28, 2015
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,011	$ 10,657	$ 10,297	$ 10,448	$ 10,598		$ 10,482	$ 10,094	$ 9,948		$ 9,849	$ 9,840	$ 9,775
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,884	10,593	10,251	10,458	10,623		10,543	10,187	10,073		10,008	10,034	10,000
Class C2
Account Value [Line Items]
Line Graph and Table Measure Name	Class C2
Account Value	$ 10,217	9,941	9,656	9,848	10,039	$ 10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,138,930	1,100,669	1,061,934	1,076,173	1,089,929		1,074,328	1,035,034	1,018,654		1,007,448	1,005,797	1,000,000
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name	Class IS
Account Value	$ 1,123,221	1,084,974	1,044,173	1,057,339	1,070,254		1,056,332	1,017,128	998,552	$ 1,000,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,592	12,230	11,601	12,224	12,306		12,179	11,123	10,681		10,420	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,592	12,230	11,601	12,224	12,306		12,179	11,123	10,681		10,420	10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 10,348	10,051	9,534	10,046	10,113	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,259,185	1,223,000	1,160,140	1,222,406	1,230,574		1,217,865	1,112,346	1,068,092		1,042,014	1,039,472	1,000,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,164,547	1,131,082	1,072,947	1,130,533	1,138,087		1,126,333	1,028,745	987,816	1,000,000
Bloomberg Municipal 3 Year (2-4) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 3 Year (2-4) Index
Account Value	$ 11,524	11,155	10,771	10,956	11,110		10,912	10,512	10,258		10,212	10,177	10,000
Bloomberg Municipal 3 Year (2-4) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 3 Year (2-4) Index
Account Value	$ 11,524	11,155	10,771	10,956	11,110		10,912	10,512	10,258		10,212	10,177	10,000
Bloomberg Municipal 3 Year (2-4) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 3 Year (2-4) Index
Account Value	$ 10,412	10,079	9,732	9,899	10,038	$ 10,000
Bloomberg Municipal 3 Year (2-4) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 3 Year (2-4) Index
Account Value	$ 1,152,379	1,115,536	1,077,145	1,095,595	1,110,994		1,091,198	1,051,158	1,025,817		$ 1,021,209	$ 1,017,705	$ 1,000,000
Bloomberg Municipal 3 Year (2-4) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 3 Year (2-4) Index
Account Value	$ 1,113,697	$ 1,078,090	$ 1,040,988	$ 1,058,819	$ 1,073,701		$ 1,054,570	$ 1,015,874	$ 991,383	$ 1,000,000